Consolidated Statements of Comprehensive Income - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Revenue	₩ 73,459,408	₩ 77,056,549	₩ 85,003,616
Cost of sales	(67,971,443)	(70,639,373)	(77,321,199)
Gross profit	5,487,965	6,417,176	7,682,417
Selling and administrative expenses
Other administrative expenses	(3,004,478)	(2,651,902)	(2,504,757)
Selling expenses	(234,888)	(233,579)	(294,482)
Other operating income and expenses
Other operating income	387,105	401,986	597,161
Other operating expenses	(1,183,876)	(1,195,683)	(1,138,653)
Operating profit	1,451,828	2,737,998	4,341,686
Share of profit (loss) of equity-accounted investees, net	(256,458)	269,678	676,260
Finance income and costs
Finance income	5,211,595	3,830,746	4,834,011
Finance costs	(5,080,735)	(4,202,996)	(5,804,466)
Profit before income taxes	1,326,230	2,635,426	4,047,491
Income tax expense	(320,954)	(789,367)	(461,534)
Profit	1,005,276	1,846,059	3,585,957
Items that will not be reclassified subsequently to profit or loss :
Capital adjustment arising from investments in equity-accounted investees	(42,753)	28,745	946
Foreign currency translation differences	231,347	76,433	(48,701)
Remeasurements of defined benefit plans	(95,345)	(118,548)	105,769
Net changes in fair value of equity investments at fair value through other comprehensive income	(150,443)	257,725	(10,076)
Items that are or may be reclassified subsequently to profit or loss :
Capital adjustment arising from investments in equity-accounted investees	331,616	207,860	132,188
Foreign currency translation differences	888,466	34,118	52,725
Gain or losses on valuation of derivatives	(110)	(1,292)	1,023
Other comprehensive income, net of tax	1,162,778	485,041	233,874
Total comprehensive income	2,168,054	2,331,100	3,819,831
Profit (loss) attributable to :
Owners of the controlling company	1,125,380	1,698,202	3,157,536
Non-controllinginterests	(120,104)	147,857	428,421
Profit	1,005,276	1,846,059	3,585,957
Total comprehensive income attributable to :
Owners of the controlling company	2,039,382	2,131,847	3,394,098
Non-controllinginterests	128,672	199,253	425,733
Total comprehensive income	₩ 2,168,054	₩ 2,331,100	₩ 3,819,831
Earnings per share (in Won)
Basic earnings per share (in Won)	₩ 14,853	₩ 22,383	₩ 41,634
Diluted earnings per share (in Won)	₩ 12,640	₩ 22,383	₩ 39,296